Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 290,311
Ending balance	289,083	$ 290,311
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	290,311
Ending balance	289,083	290,311
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,085,539	954,879
Additions	102,796	130,660
Ending balance	1,188,335	1,085,539
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(795,228)	(696,063)
Amortization	(104,024)	(99,165)
Ending balance	$ (899,252)	$ (795,228)